Operations and Reorganization - Schedule Of Subsidiaries And Variable Interest Entities (Detail)	9 Months Ended
Sep. 30, 2020
Youdao (Hong Kong) Limited [Member]
Subsidiaries And Variable Interest Entity [Line Items]
Place and year of incorporation	Hong Kong, China, 2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Holding company
NetEase Youdao Information Technology Beijing Co.,Ltd. [Member]
Subsidiaries And Variable Interest Entity [Line Items]
Place and year of incorporation	Beijing, China, 2006
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Providing sales of smart devices and solutions, technical support to the VIEs
NetEase Langsheng (Beijing) Technology Development Co., Ltd. [Member]
Subsidiaries And Variable Interest Entity [Line Items]
Place and year of incorporation	Beijing, China, 2017
Percentage of direct or indirect economic ownership	85.00%
Principal activities	Providing consulting services
NetEase Youdao Information Technology (Hangzhou) Co., Ltd. [Member]
Subsidiaries And Variable Interest Entity [Line Items]
Place and year of incorporation	Hangzhou, China, 2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Providing technical support to the VIEs
Beijing NetEase Youdao Computer System Co., Ltd. [Member]
Subsidiaries And Variable Interest Entity [Line Items]
Place and year of incorporation	Beijing, China, 2007
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Providing online learning services as well as online marketing services